SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 352,673	$ 310,102	$ 285,947
Interest expenses capitalized	11,834	0	21,067
Impairment loss recognized on goodwill and intangible assets	13,867	0	0
Impairment loss	8,127	9,590	0
Gaming taxes and license fees	754,733	2,550,755	2,372,144
Advertising and promotional expenses	34,061	89,376	$ 111,633
Operating lease right-of-use assets	92,213	111,043		$ 154,459
Operating lease liabilities	$ 102,933			$ 170,833
Amortization method	costs over 10 years or the respective estimated useful lives of the entertainment shows, whichever is shorter.
Japan Ski Resort [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on goodwill and intangible assets	$ 13,867
Freehold land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss		$ 6,293
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Amortization method	straight-line basis